Long-Term Debt - Additional Information (Detail)					3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2014 USD ($)	Dec. 13, 2013 USD ($)	May 31, 2013 USD ($)	Nov. 16, 2012 USD ($) Offerings	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Offerings	Dec. 31, 2014 USD ($)	May 31, 2016 USD ($)	Oct. 19, 2015 USD ($)	Mar. 06, 2015 USD ($)
Debt Instrument [Line Items]
Debt issuance fees						$ 6,526,000
Outstanding letters of credit								$ 5,000,000
Revolving line of credit					$ 0	0		20,000,000	$ 20,000,000
Losses on extinguishment of debt						9,933,000	$ 0
Original issue discount and deferred finance costs						695,000
Debt issuance cost					$ 41,469,000	$ 41,469,000		40,244,000	$ 48,087,000
Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount				$ 200,000,000				$ 264,400,000				$ 289,400,000
Aggregate principal amount of the credit agreement, description						The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million		The aggregate commitments previously available to APX thereunder from $200.0 million to $289.4 million
Step down					0.25%	0.25%		0.25%
Commitment fee						0.125%		0.50%
Debt maturity term						5 years
Potential maximum borrowing capacity				225,000,000
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Variable Interest rate percentage						0.50%		0.50%
Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage						1.00%		1.00%
Variable Interest rate description						One month, plus 1.00%		One month, plus 1.00%
6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Debt instrument interest rate					6.375%	6.375%		6.375%	6.375%
Debt instrument maturity date						Dec. 01, 2019		Dec. 01, 2019	Dec. 01, 2019
6.375% Senior Secured Notes due 2019 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument interest rate								6.375%
8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Debt instrument interest rate					8.75%	8.75%		8.75%	8.75%
Debt instrument maturity date						Dec. 01, 2020		Dec. 01, 2020	Dec. 01, 2020
Debt issuance fees	$ 100,000	$ 300,000	$ 200,000
Additional senior secured notes issued	$ 100,000,000
8.75% Senior Notes due 2020 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument interest rate								8.75%
8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate								8.875%
Debt instrument maturity date								Dec. 01, 2022
8.875% Senior Secured Notes Due 2022 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument interest rate								8.875%
Repriced Tranche | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage								3.00%
Repriced Tranche | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable Interest rate percentage								2.00%
Former Tranche | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage								4.00%
Former Tranche | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable Interest rate percentage								3.00%
Series C Revolving Credit Facility Due 2017
Debt Instrument [Line Items]
Credit facility, due date								Nov. 16, 2017	Nov. 16, 2017
Debt issuance cost								$ 0	$ 0
Series A, B Revolving Credit Facilities Due 2019
Debt Instrument [Line Items]
Credit facility, due date								Mar. 31, 2019
Debt issuance cost								$ 0
Series A Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					$ 247,500,000	$ 247,500,000
Credit facility, due date						Mar. 31, 2019
Series A Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage						3.00%
Series A Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable Interest rate percentage						2.00%
Series C Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					20,800,000	$ 20,800,000
Credit facility, due date						Nov. 16, 2017
Series C Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage						3.00%
Series C Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable Interest rate percentage						2.00%
Series B Revolving Commitments | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, aggregate principal amount					21,200,000	$ 21,200,000
Credit facility, due date						Mar. 31, 2019
Series B Revolving Commitments | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Variable Interest rate percentage						4.00%
Series B Revolving Commitments | Revolving Credit Facility | Base Rate-based Borrowings
Debt Instrument [Line Items]
Variable Interest rate percentage						3.00%
Senior Notes
Debt Instrument [Line Items]
Face amount				1,300,000,000						$ 500,000,000
Losses on extinguishment of debt					9,900,000	$ 9,900,000
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Face amount				$ 925,000,000	$ 925,000,000	$ 925,000,000
Debt instrument interest rate				6.375%	6.375%	6.375%		6.375%
Debt issuance fees						$ 0
Original issue discount and deferred finance costs						585,000
Debt issuance cost					$ 13,697,000	$ 13,697,000		$ 20,182,000	25,316,000
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Face amount		$ 250,000,000	$ 200,000,000	$ 380,000,000					$ 100,000,000
Debt instrument interest rate				8.75%	8.75%	8.75%		8.75%
Number of offerings | Offerings				2				2
Debt instrument, redemption price, percentage		101.50%	101.75%						102.00%
Debt issuance fees						$ 0
Original issue discount and deferred finance costs						0
Debt issuance cost					$ 16,973,000	$ 16,973,000		$ 18,892,000	$ 22,771,000
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Face amount											$ 300,000,000
Debt instrument interest rate					8.875%	8.875%		8.875%			8.875%
Debt issuance fees						$ 0
Principal amount outstanding threshold for accelerated maturity (on September 1, 2020)					$ 190,000,000	190,000,000
Original issue discount and deferred finance costs						110,000
Debt issuance cost					$ 978,000	$ 978,000		$ 1,170,000
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Debt instrument interest rate					7.875%	7.875%				7.875%
Debt issuance fees						$ 6,526,000
Original issue discount and deferred finance costs						0
Debt issuance cost					$ 9,821,000	9,821,000
Senior Notes | 2019 Senior Notes and 2022 Private Placement Notes
Debt Instrument [Line Items]
Repurchase amount										$ 235,000,000
Original issue discount and deferred finance costs						1,100,000
Senior Notes | 8.875% and 7.875% Senior Notes Due 2022
Debt Instrument [Line Items]
Original issue discount and deferred finance costs						8,900,000
Debt issuance cost					$ 15,400,000	$ 15,400,000